Investments (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Equity Method Investments and Joint Ventures [Abstract]
Company's share of net earnings or losses and reduced by distributions
As of September 30, 2014, the balance of the investments totaled $69.6 million as shown below (in thousands):

	HealthSpring DST	Digital Realty Joint Venture	Total
Balance December 31, 2013	$1,421	$—	$1,421
Additions		68,424	68,424
Net income (loss)	28	(205)	(177)
Distributions	(78)	—	(78)
Balance September 30, 2014	$1,371	$68,219	$69,590

On April 10, 2013, the Company purchased a 10% beneficial ownership interest in a DST that is sponsored by an affiliate of the Company. As of December 31, 2013, the investment balance totaled approximately $1.4 million, adjusted for the Company’s share of net earnings or losses and reduced by distributions as shown below. See Note 2, Equity Investments.

Investment in unconsolidated entity	$1,600,000
Net losses	(106,227)
Distributions	(72,330)
Total	$1,421,443

Schedule of Variable Interest Entities [Table Text Block]
As such, the Company consolidated the interest and included the following balances on its consolidated balance sheet as of September 30, 2014. See Note 3, Real Estate.

September 30, 2014
(in thousands)
Cash on hand	$1,176
Construction in progress paid	14,603
Land	15,200
Construction in progress payable	(9,727)
Noncontrolling interest	(7,656)
Total investment	$13,596